NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities	The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	Nine Months Ended September 30,
	2021	2020
Convertible preferred stock (as converted to common stock)	64,472,667	44,693,053
Outstanding common stock options	11,038,739	9,809,766
Warrants to purchase common stock	1,126,705	989,033
Total	76,638,111	55,491,852
The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019
Convertible preferred stock (as converted to common stock)	61,414,002	44,693,053
Outstanding options to purchase common stock	9,250,333	10,021,444
Warrants to purchase common stock	1,126,705	78,216
Total	71,791,040	54,792,713

Schedule of Net Loss Per Share
The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$4,665,890	$1,166,473	$(1,183,075)	$(333,591)
Denominator:
Basic and diluted weighted average shares outstanding	$27,600,000	$6,900,000	$24,061,538	$6,784,615
Basic and diluted net loss per common stock	$0.17	$0.17	$(0.05)	$(0.05)
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for each of the nine months ended September 30:

	Nine Months Ended September 30,
	2021	2020
Numerator:
Net loss	$(83,892)	$(49,375)
Denominator:
Weighted-average common shares outstanding, basic and diluted	11,481,620	15,008,629
Net loss per share attributable to common stockholders, basic and diluted	$(7.31)	$(3.29)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for each of the years ended December 31:

	Years Ended December 31,
	2020	2019
Numerator:
Net loss	$(97,023)	$(9,334)
Loss on repurchase of convertible preferred stock	(11,053)	—
Net loss attributable to common stockholders	$(108,076)	$(9,334)
Denominator:
Weighted-average common shares outstanding, basic and diluted	14,761,577	14,760,682
Net loss per share attributable to common stockholders, basic and diluted	$(7.32)	$(0.63)